Pension Plans and Similar Obligations - Present Value of the DBO and the Fair Value of the Plan Assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Pension Plans and Similar Obligations
Present value of the DBO	€ 2,358	€ 2,241
Fair value of the plan assets	2,181	2,040
Net defined benefit liability (asset)	230	222
thereof: Net defined benefit asset	(19)	(19)
Net defined benefit liability	€ 249	€ 241
Net defined asset as % of Non-current other financial assets	0.00%	0.00%
Net defined benefit liability as % of Non-current provisions	45.00%	49.00%
Domestic Plans
Pension Plans and Similar Obligations
Present value of the DBO	€ 1,229	€ 1,204
Fair value of the plan assets	1,238	1,209
Net defined benefit liability (asset)	0	0
thereof: Net defined benefit asset	0	0
Net defined benefit liability	€ 0	€ 0
Net defined asset as % of Non-current other financial assets	0.00%	0.00%
Net defined benefit liability as % of Non-current provisions	0.00%	0.00%
Present value of the DBO provides for lump-sum payments	€ 1,179	€ 1,150
Foreign Plans
Pension Plans and Similar Obligations
Present value of the DBO	796	752
Fair value of the plan assets	781	707
Net defined benefit liability (asset)	59	61
thereof: Net defined benefit asset	(19)	(18)
Net defined benefit liability	€ 78	€ 79
Net defined asset as % of Non-current other financial assets	0.00%	0.00%
Net defined benefit liability as % of Non-current provisions	14.00%	16.00%
Present value of the DBO provides for annuity payments	€ 638	€ 597
Other Foreign Post Employment Plans
Pension Plans and Similar Obligations
Present value of the DBO	333	285
Fair value of the plan assets	162	124
Net defined benefit liability (asset)	171	161
thereof: Net defined benefit asset	0	(1)
Net defined benefit liability	€ 171	€ 162
Net defined asset as % of Non-current other financial assets	0.00%	0.00%
Net defined benefit liability as % of Non-current provisions	31.00%	33.00%